Revenue (Tables)	3 Months Ended
Mar. 31, 2025
Revenue [Abstract]
Schedule of Disaggregate Revenue by Service Type and By Platform

We disaggregate revenue by service type and by platform as follows:

Revenue stream	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Banking and payment revenues	$6,921,625	$4,920,665
Custody and trading revenues	151,855	11,933
Other revenues	26,035	8
Less: Sales returns and allowances	(11,678)	(1,395)
Revenues, net	$7,087,837	$4,931,211

Schedule of Deferred Revenue

The activity in deferred revenue for the three months ended March 31, 2025 and the year ended December 31, 2024, was as follows:

	Three Months Ended March 31, 2025	Year Ended December 31, 2024
Beginning of the period contract liability	$875,466	$1,012,010
Revenue recognized from the contract liabilities included in the beginning balance	(141,204)	(442,045)
Increases due to cash received net of amounts recognized in revenue during the period	94,630	305,501
End of period contract liability	$828,892	$875,466